Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	March 31, 2019	December 31, 2018
	(in thousands)
Office equipment	$233	$266
Laboratory equipment	4,536	4,561
Leasehold improvements	5,383	5,504
Software	96	96

Total property and equipment	10,248	10,427
Less: accumulated depreciation	(10,113)	(10,286)

Property and equipment, net	$135	$141

Property and equipment consisted of the following:

	December 31, 2018	December 31, 2017
	(in thousands)
Office equipment	$266	$279
Laboratory equipment	4,561	4,565
Leasehold improvements	5,504	7,712
Construction in progress	—	990
Software	96	96

Total property and equipment	10,427	13,642
Less: accumulated depreciation	(10,286)	(10,919)

Property and equipment, net	$141	$2,723